BORROWINGS - Disclosure of Details About Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 2,044	$ 1,984		$ 2,239
Current portion of borrowings	(19)	(83)		(207)
Total non-current borrowings	2,025	1,901	[1],[2]	2,032	[1],[2]
Reconciliation of borrowings (excluding lease liabilities)
Opening balance	1,984	2,239		1,983
Proceeds from borrowings	285	655		343
Repayment of borrowings	(245)	(909)		(87)
Finance costs paid on borrowings	(106)	(114)		(99)
Deferred loan fees	4	0		(2)
Interest charged to the income statement	111	114		108
Translation	11	(1)		(7)
Closing balance	2,044	1,984		2,239
Capitalised finance cost	0	0		0
Interest paid on tax liability	46	0		0
Commitment fees, utilisation fees and other borrowing costs	12	12		12
Total finance costs paid	164	126		111
Within one year
Disclosure of detailed information about borrowings [line items]
Total borrowings	19	83		207
Reconciliation of borrowings (excluding lease liabilities)
Opening balance	83	207
Closing balance	19	83		207
Between one and two years
Disclosure of detailed information about borrowings [line items]
Total borrowings	0	0		65
Reconciliation of borrowings (excluding lease liabilities)
Opening balance	0	65
Closing balance	0	0		65
Between two and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,732	918		985
Reconciliation of borrowings (excluding lease liabilities)
Opening balance	918	985
Closing balance	1,732	918		985
After ten years
Disclosure of detailed information about borrowings [line items]
Total borrowings	293	983		982
Reconciliation of borrowings (excluding lease liabilities)
Opening balance	983	982
Closing balance	$ 293	$ 983		$ 982

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.